WESMARK FUNDS

March 3, 2015

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WesMark Funds
Registration Statement on Form N-1A
1933 Act File No. 333-16157
1940 Act File No. 811-07925

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust, both effective February 27, 2015, do not differ from those filed in the Post-Effective Amendment No. 34 which was filed electronically on February 27, 2015.

Sincerely,

/s/ JoEllen L. Legg

JoEllen L. Legg

Assistant Secretary